Consolidated Statements of Equity (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement Of Stockholders Equity [Abstract]
Dividends declared Common, per share	$ 1.32	$ 1.18	$ 1.06
Shares registered and available for issuance	2,100,000
Common shares registered for issuance upon exercise of options	52,000	125,000	177,000